Net Asset Value and Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Asset Value
Net asset value per Limited Share, beginning of year	$ 29.96		$ 32.88		$ 26.22
Net realized and change in unrealized gain (loss) from investments	$ (0.85)		$ (2.59)		$ 6.93
Net investment loss	$ (0.26)		$ (0.33)		$ (0.27)
Net increase (decrease) in net assets from operations	$ (1.11)		$ (2.92)		$ 6.66
Net asset value per Limited Share, end of year	$ 28.85		$ 29.96		$ 32.88
Market value per Limited Share, beginning of year	$ 29.96		$ 32.95		$ 26.32
Market value per Limited Share, end of year	$ 28.83		$ 29.96		$ 32.95
Ratio to average net assets (i)
Net investment loss	(0.86%)	[1]	(0.99%)	[1]	(0.98%)	[1]
Total expenses	0.92%	[1]	1.04%	[1]	1.09%	[1]
Total Return, at Net Asset Value (ii)	(3.70%)	[2]	(8.88%)	[2]	25.40%	[2]
Total Return, at market value (ii)	(3.77%)	[2]	(9.07%)	[2]	25.19%	[2]

[1]	Percentages are annualized.
[2]	Percentages are not annualized.